SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－19 SUBSEQUENT EVENTS

In accordance with the requirements of ASC Topic 855, our Company has evaluated all significant events that occurred subsequent to the consolidated balance sheet date and up to the approval of these consolidated financial statements. Except as disclosed below, our company conclude that there are no other significant events to report.

On July 11, 2025, the company announced that its members approved a Reverse Stock Split of the company’s authorized and issued Ordinary Shares at a ratio from 1 for 2 to 1 for 18 (the “Range”) at an extraordinary general meeting held on July 11, 2025 (the “July 2025 EGM”). Following the July 2025 EGM, the Board of Directors authorized a Reverse Stock Split of 1 for 9 for all shareholders of record as of July 21, 2025. As a result of the Reverse Stock Split, there are an aggregate of 3,244,445 Ordinary Shares issued and outstanding comprised of 2,072,528 Class A Ordinary Shares and 1,171,917 Class B Ordinary Shares.

On September 12, 2025, the Company received the trust funds of approximately S$2.6 million as described in Note 8.